Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (42,084)	$ (17,700)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	401	415
Amortization of POWERHOUSE License	33
Share-based compensation expense	263	249
Goodwill impairment	1,338
Change in fair value of derivative liabilities and loss on debt extinguishment	27,134	379
Amortization of debt discount and issuance costs	1,042
Bad debt expense	37	353
Inventory obsolescence	32	398
Gain on settlement of liability	(942)
(Gain) loss on sale of assets		(3)
Loss on settlement of proxy contest		810
Changes in operating assets and liabilities:
Accounts receivable	1,410	397
Costs in excess of billings on uncompleted contracts	51	164
Inventory	386	(872)
Deferred costs on uncompleted contracts	379	(217)
Net investment in sales-type leases and other current assets	277	(945)
Other non-current assets	364	542
Accounts payable	(834)	(804)
Accrued liabilities	97	(844)
Billings in excess of costs on uncompleted contracts		(107)
Deferred revenue and other current liabilities	(854)	664
Other liabilities	(897)	1,086
Net cash used in operating activities	(12,367)	(16,035)
Investing activities:
Payments related to POWERHOUSE license	(2,121)	(1,114)
Purchases of property and equipment	(25)	(432)
Payments related to RGS 365 portal		(413)
Net cash used in investing activities	(2,146)	(1,959)
Financing activities:
Proceeds from warrants	9,614	1,064
Proceeds from issuance of 2018 Notes	5,000
Proceeds from collection of Investor Notes	4,891
Proceeds from the issuance of common stock	920	16,187
Payments for transaction costs	(1,251)	(158)
Restricted cash released upon conversion of debt		173
Principal borrowings on revolving line of credit		1,498
Principal payments on revolving line of credit		(2,540)
Net cash provided by financing activities	19,174	16,224
Net increase (decrease) in cash	4,661	(1,770)
Cash at beginning of year	1,170	2,940
Cash at end of year	5,831	1,170
Supplemental cash flow information:
Income taxes paid	0	0
Interest paid		8
Non-cash items
Proxy contest settlement payment in shares of common stock		810
Debt discount arising from 2018 Note Offering	10,088
Embedded derivative liability with 2018 Note Offering	12,987
Common stock warrant liability with 2018 Note Offering	6,818
Issuance of Class A common stock for conversion of 2018 Notes, net of costs	31,824
Issuance of Class A common stock for exercise of common stock warrants	$ 13,089
Interest paid with common stock		$ 125